Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020
Private placement warrants acquired as part of the merger	$ 19,377	$ 19,377
Share exchange ratio		0.703	0.703